Financial Instruments (Details) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Measured at amortized cost
Amounts receivable	$ 3,140	$ 2,540
Measured at fair value through profit or loss
Cash	7,629	8,476	$ 13,447
Measured at amortized cost
Amounts payables and accrued liabilities	11,571	7,920
Measured at fair value through profit or loss
Derivative financial instrument liabilities	$ 3,544	$ 6,849